Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2013		Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 2,988	[1]	$ 7,962	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion	5,199	[1]	11,631	[1]
Unit-based compensation expense	0	[1]	128	[1]
Changes in operating assets and liabilities:
Royalty income receivable	(9,426)	[1]	2,258	[1]
Other current assets	0	[1]	(16)	[1]
Accounts payable-related party	5,828	[1]	(9,172)	[1]
Accounts payable and other accrued liabilities	256	[1]	1,273	[1]
Net cash provided by operating activities	4,845	[1]	14,064	[1]
Cash flows from investing activities:
Additions to oil and natural gas interests	(4,083)	[1]	(5,275)	[1]
Net cash used in investing activities	(4,083)	[1]	(5,275)	[1]
Cash flows from financing activities
Principal payment on subordinated note	0	[1]	(2,885)	[1]
Proceeds from initial public offering	0	[1]	139,035	[1]
Initial public offering costs	0	[1]	(1,172)	[1]
Distribution to Diamondback	0	[1]	(137,500)	[1]
Net cash used in financing activities	0	[1]	(2,522)	[1]
Net increase in cash	762	[1]	6,267	[1]
Cash at beginning of period	0	[1]	762	[1]
Cash at end of period	762	[1]	7,029	[1]
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	0	[1]	16,496	[1]
Supplemental disclosure of non-cash transactions:
Mineral interest acquired in exchange for note payable	440,000	[1]	0	[1]
Note payable converted to equity	0	[1]	437,115	[1]
Capitalized interest	$ 3,951	[1]	$ 5,275	[1]

[1]	See Note 1 for information regarding the basis of financial statement presentation.